Shareholder Report, Line Graph (Details) 190847_Brown Advisory Sustainable Bond Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)										12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Aug. 07, 2017	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Shares
Accumulated Value	$ 11,047	$ 10,447	$ 10,269	$ 10,605	$ 11,751	$ 11,477	$ 10,618	$ 9,873	$ 10,000	$ 11,434
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,192	$ 10,551	$ 10,280	$ 10,378	$ 11,568	$ 11,607	$ 10,674	$ 9,895	$ 10,000	$ 11,616